Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
2020	¥ 479
2021	255
2022	156
2023	156
2024	130
Intangible assets, net	¥ 1,176	$ 169	¥ 1,369